Christopher D. Menconi

+1.202.373.6173

christopher.menconi@morganlewis.com

VIA EDGAR

April 5, 2019

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Exchange Traded Concepts Trust (File Nos. 333-156529 and 811-22263)
Filing Pursuant to Rule 497(j)

Ladies and Gentlemen:

On behalf of our client, Exchange Traded Concepts Trust (the “Trust”), we are filing, pursuant to Rule 497(j) under the Securities Act of 1933, this letter certifying that the forms of Prospectus and Statement of Additional Information, each dated April 1, 2019, for the Trust’s FLAG-Forensic Accounting Long-Short ETF, Hull Tactical US ETF, ETF Industry Exposure & Financial Services ETF, Innovation Shares NextGen Protocol ETF, and Ideanomics NextGen Vehicles & Technology ETF that would have been filed pursuant to Rule 497(c) would not have differed from that contained in the Trust’s Post-Effective Amendment No. 247, which was filed with the U.S. Securities and Exchange Commission via EDGAR Accession No. 0001615774-19-004978 on March 29, 2019.

Please do not hesitate to contact me at 202-373-6173 should you have any questions.

Sincerely,

/s/ Christopher D. Menconi

Christopher D. Menconi

Morgan, Lewis & Bockius llp
1111 Pennsylvania Avenue, NW
Washington, DC 20004	+1.202.739.3000
United States	+1.202.739.3001